Basis of preparation	12 Months Ended
Sep. 30, 2023
Disclosure Of Basis Of Preparation [Abstract]
Basis of preparation [Text Block]

2. Basis of preparation

(a) Going concern

These consolidated financial statements have been prepared assuming we will continue as a going concern. The going concern basis of presentation assumes we will continue in operation for the foreseeable future and can realize our assets and discharge our liabilities and commitments in the normal course of business.

As an early-stage company, we have not yet reached commercial production for most of our products and have incurred significant losses and negative operating cash flows from inception that have primarily been funded from financing activities. We have incurred a $9.3 million net loss and negative operating cash flows of approximately $14.1 million for the year ended September 30, 2023 (2022 - $10.5 million net loss and negative operating cash flows of $4.3 million, 2021 - $9.3 million net loss and negative operating cash flows of $6.3 million). At September 30, 2023, we had $0.5 million in positive working capital (2022 - negative working capital of $5.4 million, 2021 - positive working capital of $2.9 million).

Our ability to continue as a going concern and realize our assets and discharge our liabilities in the normal course of business is dependent upon closing timely additional sales orders, timely commercial launch of new products, and the ability to raise additional debt or equity financing, when required. There are various risks and uncertainties affecting our future financial position and our performance including, but not limited to:

•	The market acceptance and rate of commercialization of our product offerings;
•	Ability to successfully execute our business plan;
•	Ability to raise additional capital at acceptable terms;
•	General local and global economic conditions, including the ongoing conflict in Gaza and the global disruption from Russia's invasion of Ukraine.

Our strategy to mitigate these material risks and uncertainties is to execute timely a business plan aimed at continued focus on revenue growth, product development and innovation, improving overall gross profit, managing operating expenses and working capital requirements, and securing additional capital, as needed.

Failure to implement our business plan could have a material adverse effect on our financial condition and/or financial performance. There is no assurance that we will be able to raise additional capital as they are required in the future. Accordingly, there are material risks and uncertainties that may cast significant doubt about our ability to continue as a going concern.

These consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities and reported expenses that may otherwise be required if the going concern basis was not appropriate.

(b) Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and interpretations of the IFRS Interpretations Committee ("IFRIC").

The consolidated financial statements were authorized for issue by the Board of Directors effective on January 17, 2024.

(c) Basis of consolidation

These consolidated financial statements incorporate the financial statements of KWESST and the entities it controls.

Control is achieved where we have the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities, are exposed to, or have rights to, variable returns from our involvement with the entity and have the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to us until the date on which control ceases. Profit or loss of subsidiaries acquired during the year are recognized from the date of acquisition or effective date of disposal as applicable. All intercompany transactions and balances have been eliminated.

At September 30, 2023, we have the following wholly owned subsidiaries:

	Location	Equity %
KWESST Inc.	Ottawa, Canada	100%
2720178 Ontario Inc.	Guelph, Canada	100%
Police Ordnance Company Inc.	Guelph, Canada	100%
KWESST U.S. Holdings Inc.	Delaware, Canada	100%
KWESST Defense Systems U.S. Inc.	Virginia, United States	100%
KWESST Public Safety Systems U.S. Inc.	Virginia, United States	100%
KWESST Public Safety Systems Canada Inc.	Ottawa, Canada	100%

(d) Functional and presentation currency

The consolidated financial statements are presented in Canadian dollars ("CAD"), our functional and presentation currency.

(e) Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments measured at fair value. Historical cost is generally based on the fair value of the consideration given in exchange for assets.

(f) Use of estimates and judgments

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income, expenses, and disclosure of contingent liabilities. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Judgments

Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in these consolidated financial statements is included in the following notes:

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Note 4(a) - acquisition of Police Ordnance: whether the consideration transferred, and purchase price allocation assumptions used as inputs in determining the fair value of net assets acquired is reasonable;

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Note 4(b) - acquisition of PARA OPSTM System: whether the estimated discount rate used to discount the minimum royalty payments is reasonable, and the reasonability of the volatility assumption used in the Black Scholes option model to estimate the fair value of the warrants issued to DEFSEC;

•	Note 12 - unsecured loans: whether the estimated market discount rate used to estimate the fair value of the unsecured loans is reasonable;

•	Note 15 - warrant liabilities: whether the valuation and the volatility assumptions used in the Black Scholes calculations for the warrant liabilities are reasonable;

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Note 16(c) - share-based compensation: whether the determination of KWESST's stock volatility, forfeiture rate, and expected life are reasonable in light of its limited operating history, all significant inputs in the valuation model to fair value options granted; and

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Note 16(c) - broker compensation options: whether the Monte Carlo valuation model and number of simulations, coupled with the volatility assumption, are reasonable to estimate the fair value of these options.

Estimates

Information about assumptions and estimation uncertainties at September 30, 2023, that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes:

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Note 9 - impairment test of intangible assets: key assumptions underlying recoverable amounts, including current and future market conditions, timing of commercialization, revenue and costs as well as market value inputs; and

•	Note 18 - Revenue: key assumptions underlying the recognition of revenue based on percentage of completion, including remaining hours to complete.